CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues (including related party amounts of RMB2,544, RMB266 and nil for the years ended December 31, 2018, 2019 and 2020, respectively)	¥ 471,614	$ 72,278	¥ 906,458	¥ 714,141
Cost of revenues (including related party amounts of RMB20,947, RMB11,600 and nil for the years ended December 31, 2018, 2019 and 2020, respectively)	(265,436)	(40,680)	(649,596)	(517,074)
Gross profit	206,178	31,598	256,862	197,067
Operating expenses
Research and development (including related party amounts of RMB200, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively)	(174,597)	(26,758)	(176,248)	(134,358)
Sales and marketing (including related party amounts of RMB718, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively)	(102,319)	(15,681)	(118,548)	(83,853)
General and administrative (including related party amounts of RMB59, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively)	(119,087)	(18,251)	(109,291)	(71,641)
Total operating expenses	(396,003)	(60,690)	(404,087)	(289,852)
Loss from operations	(189,825)	(29,092)	(147,225)	(92,785)
Foreign exchange gain	10	2	435	264
Interest income	6,131	940	6,300	3,657
Interest expense	(11,724)	(1,797)	(11,118)	(7,054)
Other income/ (expenses)	(30,814)	(4,722)	38,812	8,449
Change in fair value of derivative asset	1,233	189	3,117
Change in fair value of derivative liability				21,302
Loss before income taxes	(224,989)	(34,480)	(109,679)	(66,167)
Income tax expense	(86)	(13)	(162)	(30)
Net loss	(225,075)	(34,493)	(109,841)	(66,197)
Net loss attributable to Aurora Mobile Limited's shareholders	(225,075)	(34,493)	(109,841)	(66,197)
Accretion of contingently redeemable convertible preferred shares				(24,094)
Net loss attributable to common/ordinary shareholders	(225,075)	(34,493)	(109,841)	(90,291)
Other comprehensive income (loss)
Foreign currency translation adjustments	4,450	682	(2,037)	11,688
Total other comprehensive income (loss), net of tax	4,450	682	(2,037)	11,688
Total comprehensive loss	(220,625)	(33,811)	(111,878)	(54,509)
Comprehensive loss attributable to Aurora Mobile Limited	(220,625)	(33,811)	(111,878)	(54,509)
Class A Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	(175,650)	(26,920)	(85,502)	(46,606)
Accretion of contingently redeemable convertible preferred shares				(16,963)
Net loss attributable to common/ordinary shareholders	¥ (175,650)	$ (26,920)	¥ (85,502)	¥ (63,569)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (2.91)	$ (0.45)	¥ (1.43)	¥ (1.57)
Shares used in net loss per share computation:
Common shares - basic and diluted | shares	60,415,978	60,415,978	59,721,341	40,441,999
Class B Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (49,425)	$ (7,575)	¥ (24,339)	¥ (19,591)
Accretion of contingently redeemable convertible preferred shares				(7,131)
Net loss attributable to common/ordinary shareholders	¥ (49,425)	$ (7,575)	¥ (24,339)	¥ (26,722)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (2.91)	$ (0.45)	¥ (1.43)	¥ (1.57)
Shares used in net loss per share computation:
Common shares - basic and diluted | shares	17,000,189	17,000,189	17,000,189	17,000,189